Business Combinations	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business Combinations Acquisitions during the Years ended March 31, 2023, 2024, and 2025 There was no material business combination during the years ended March 31, 2023, 2024, and 2025.